Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 42,585	$ 43,009
Accumulated Amortization	(15,992)	(12,824)
Net Balance	26,593	30,185
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,560	6,984
Accumulated Amortization	(5,476)	(5,447)
Net Balance	1,084	1,537
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	20,160	20,160
Accumulated Amortization	(4,100)	(2,070)
Net Balance	16,060	18,090
Use Rights And Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	15,865	15,865
Accumulated Amortization	(6,416)	(5,307)
Net Balance	$ 9,449	$ 10,558